TAXATION (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax Contingency [Line Items]
Applicable tax rates		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding Tax Rate		10	10
Income tax payable		¥ 0		¥ 858				$ 0
Uncertain tax position, impact on taxes		12,918	$ 2,027	465		¥ 6,802
Accrued interest and penalties		17,660		30,610				2,771
Unrecognized tax benefits, net deferred tax asset related to tax loss carryforwards		24,213		20,975				3,800
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		48,226		29,030				7,568
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		¥ 529,237	$ 83,050	441,653		391,078
Business tax rate		5	5
Net operating loss carryforwards		¥ 529,237						83,050
Deferred Tax Assets, Net of Valuation Allowance		47,242		54,059				7,415
Current Federal, State and Local, Tax Expense (Benefit)		362	$ 57	1,672		(1,358)
Unrecognized Tax Benefits		¥ 81,901		¥ 65,093		¥ 98,984		$ 12,854	$ 10,215
Movable Property [Member]
Income Tax Contingency [Line Items]
Value added tax		3.00%	3.00%
Property Leasing Arrangement [Member]
Income Tax Contingency [Line Items]
Value added tax	13.00%	17.00%	17.00%
Technical Service [Member]
Income Tax Contingency [Line Items]
Value added tax		6.00%	6.00%
United States of America [Member]
Income Tax Contingency [Line Items]
Applicable tax rates		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
SINGAPORE
Income Tax Contingency [Line Items]
Income tax profits | $			$ 0		$ 0		$ 0
HONG KONG
Income Tax Contingency [Line Items]
Income tax profits | ¥		¥ 0